Additional disclosure requirements - Parent-Only Comprehensive Income Statements (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
NET INCOME	€ 4,440	€ (10,338)
OTHER COMPREHENSIVE INCOME	946	(7,184)
Items that may be reclassified to profit or loss	556	(6,488)
Hedging instruments (items not designated)	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	(1,914)	(82)
Revaluation gains (losses)	(1,637)	272
Amounts transferred to income statement	(277)	(727)
Other reclassifications	0	373
Cash flow hedges:	(230)	774
Revaluation gains/(losses)	(651)	3,070
Amounts transferred to income statement	421	(2,296)
Other reclassifications	0	0
Hedges of net investments in foreign operations:	(1,001)	2,524
Exchange differences	3,036	(9,499)
Non-current assets held for sale	0	0
Income tax	616	7
Items that will not be reclassified to profit or loss	390	(696)
Actuarial gains/(losses) on pension plans	885	204
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(8)	(7)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(68)	(880)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(129)	65
Income tax relating to items that will not be reclassified	(290)	(78)
Total comprehensive income	5,386	(17,522)	€ (3,557)
Banco Santander S.A. | Reportable Legal Entities
Condensed Statement of Income Captions [Line Items]
NET INCOME	903	(6,811)
OTHER COMPREHENSIVE INCOME	(380)	(829)
Items that may be reclassified to profit or loss	(115)	(210)
Hedging instruments (items not designated)	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	(333)	(199)
Revaluation gains (losses)	(192)	95
Amounts transferred to income statement	(141)	(294)
Other reclassifications	0	0
Cash flow hedges:	168	(104)
Revaluation gains/(losses)	172	(126)
Amounts transferred to income statement	(4)	22
Amounts transferred to initial carrying amount of hedged items	0	0
Other reclassifications	0	0
Hedges of net investments in foreign operations:	0	0
Exchange differences	0	0
Non-current assets held for sale	0	0
Income tax	50	93
Items that will not be reclassified to profit or loss	(265)	(619)
Actuarial gains/(losses) on pension plans	45	(42)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(209)	(688)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	54	12
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(54)	(12)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(116)	5
Income tax relating to items that will not be reclassified	15	106
Total comprehensive income	€ 523	€ (7,640)